Issued Debt Instruments and Other Financial Liabilities (Details Textual)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Percentage of yearly interest yield	5.39%	5.43%
Bottom of range [Member]
Statement Line Items [Line Items]
Range of maturities period	5 years
Top of range [Member]
Statement Line Items [Line Items]
Range of maturities period	20 years